Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 682,174	¥ 682,174
Definite-lived intangible assets	259,399	203,542
Accumulated amortization	(77,393)	(53,096)
Definite-lived intangible assets, net	182,006	150,446
Total intangible assets, net	864,180	832,620		$ 121,717
Amortization expenses	24,297	19,074	¥ 11,300
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	258,705	202,848
Accumulated amortization	(76,699)	(52,402)
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	694	694
Accumulated amortization	(694)	(694)
Automotive Manufacturing Permission
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	647,174	647,174
Insurance Agent License [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 35,000	¥ 35,000